Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share
(25)	EARNINGS (LOSS) PER COMMON SHARE

Basic and diluted earnings (loss) per common share are calculated as follows:

	Nine months ended December 31,	Twelve months ended December 31,	Twelve months ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net earnings (loss) attributable to ATA Creativity Global	29,633,544	854,925,914	(122,253,989)
Dividends paid to participating securities	(3,749,630)	(13,249,006)	—
Redeemable non-controlling interest redemption value accretion	(3,748,639)	(6,085,542)	(6,008,491)
Net earnings (loss) available to common shareholders	22,135,275	835,591,366	(128,262,480)
Denominator:
Denominator for basic earnings (loss) per share:
Weighted average common shares outstanding	45,793,127	45,796,886	50,915,710
Denominator for diluted earnings (loss) per share	45,793,127	45,796,886	50,915,710
Basic loss per common share from continuing operations	(1.72)	(1.81)	(2.62)
Diluted loss per common share from continuing operations	(1.72)	(1.81)	(2.62)
Basic earnings per common share from discontinued operations	2.20	20.06	0.10
Diluted earnings per common share from discontinued operations	2.20	20.06	0.10
Basic earnings (loss) per common share attributable to ATA Creativity Global	0.48	18.25	(2.52)
Diluted earnings (loss) per common share attributable to ATA Creativity Global	0.48	18.25	(2.52)

The following table summarizes potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share for nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019, because their effect is anti-dilutive:

	Nine months ended December 31,	Twelve months ended December 31,	Twelve months ended December 31,
	2017	2018	2019
Shares issuable under share options	2,377,067	1,142,212	402,500